Parent Company Financial Statements (Condensed Parent Company Only Balance Sheet) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and deposits	[1]	$ 1,481.2	$ 878.5
Securities purchased under agreements to resell			650.0
Investment securities		2,953.8	1,550.3
Goodwill		1,198.3	571.3	$ 334.6
Other assets		3,394.9	2,106.7
Total Assets		67,498.8	47,880.0	$ 47,139.0
Borrowings		18,539.1	18,455.8
Other liabilities		3,158.7	2,888.8
Total Liabilities		56,520.2	38,816.5
Total Stockholders' Equity		10,978.1	9,068.9
Total Liabilities and Equity		67,498.8	47,880.0
CIT Group Inc. [Member]
Cash and deposits		1,014.5	1,432.6
Cash held at bank subsidiary		15.3	20.3
Securities purchased under agreements to resell			650.0
Investment securities		300.1	1,104.2
Receivables from nonbank subsidiaries		8,951.4	10,735.2
Receivables from bank subsidiaries		35.6	321.5
Investment in nonbank subsidiaries		4,998.8	6,600.1
Investment in bank subsidiaries		5,606.4	2,716.4
Goodwill		319.6	334.6
Other assets		2,158.9	1,625.2
Total Assets		23,400.6	25,540.1
Borrowings		10,677.7	11,932.4
Liabilities to nonbank subsidiaries		1,049.7	3,924.1
Other liabilities		695.1	614.7
Total Liabilities		12,422.5	16,471.2
Total Stockholders' Equity		10,978.1	9,068.9
Total Liabilities and Equity		$ 23,400.6	$ 25,540.1

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company's interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company's interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.